Consolidated Statements of Financial Position	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($)
Current
Cash and cash equivalents (note 4)		$ 63,998,000		$ 24,992,000	$ 8,190,000
Trade and other receivables (note 5)		3,656,000		3,374,000
Inventories (note 6)		3,454,000		3,015,000
Investments-equity instruments (note 7)		14,437,000		16,657,000
Prepaid expenses and other		1,310,000		1,373,000
Total current assets		86,855,000		49,411,000
Non-Current
Inventories-ore in stockpiles (note 6)		2,098,000		2,098,000
Investments-equity instruments (note 7)		141,000		293,000
Investments-uranium (note 7)	$ 133,114,000	133,114,000	$ 0	0
Investments-joint venture (note 8)	21,392,000	21,392,000		0
Prepaid expenses and other		221,000		0
Restricted cash and investments (note 9)		12,001,000		12,018,000
Property, plant and equipment (note 10)		254,462,000		256,870,000
Total assets		510,284,000		320,690,000
Current
Accounts payable and accrued liabilities (note 11)	8,590,000	8,590,000	7,178,000	7,178,000
Warrants on investment (note 7)		1,625,000		0
Current portion of long-term liabilities:
Deferred revenue (note 12)		4,656,000		3,478,000
Post-employment benefits (note 13)		120,000		120,000
Reclamation obligations (note 14)		1,181,000		802,000
Other liabilities (note 16)		179,000		262,000
Total current liabilities		16,351,000		11,840,000
Non-Current
Deferred revenue (note 12)		31,852,000		33,139,000
Post-employment benefits (note 13)		1,154,000		1,241,000
Reclamation obligations (note 14)		36,351,000		37,618,000
Share purchase warrants liability (note 15)	20,337,000	20,337,000	$ 0	0
Other liabilities (note 16)		329,000		375,000
Deferred income tax liability (note 17)		7,219,000		9,192,000
Total liabilities		113,593,000		93,405,000
EQUITY
Share capital (note 18)		1,517,029,000		1,366,710,000
Contributed surplus (note 19)		67,496,000		67,387,000
Deficit		(1,189,610,000)		(1,208,587,000)
Accumulated other comprehensive income (note 20)	$ 1,776,000	1,776,000		1,775,000
Total equity		396,691,000		227,285,000	$ 210,149,000
Total liabilities and equity		$ 510,284,000		$ 320,690,000
Issued and outstanding common shares (note 18) | shares	812,429,995	812,429,995	678,981,882	678,981,882